INVESTMENTS - Age of Gross Unrealized Losses and Associated Fair Value by Investment Category (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Investments, Unrealized Loss Position [Line Items]
Proceeds from Sale of Held-to-maturity Securities	$ 0	$ 0	$ 4,862
Less than 12 Months Fair Value	961,572	570,095
Less than 12 Months Unrealized Loss	(6,345)	(4,745)
12 Months or More Fair Value	882,865	335,516
12 Months or More Unrealized Loss	(23,557)	(8,881)
Total Fair Value	1,844,437	905,611
Total Unrealized Loss	(29,902)	(13,626)
U.S. Treasuries
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	97
Less than 12 Months Unrealized Loss	0	(1)
12 Months or More Fair Value	97	0
12 Months or More Unrealized Loss	(2)	0
Total Fair Value	97	97
Total Unrealized Loss	(2)	(1)
Securities of U.S. government agencies and corporations
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	0	11,092
Less than 12 Months Unrealized Loss	0	(76)
12 Months or More Fair Value	16,777	0
12 Months or More Unrealized Loss	(233)	0
Total Fair Value	16,777	11,092
Total Unrealized Loss	(233)	(76)
Residential Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	186,029	175,183
Less than 12 Months Unrealized Loss	(935)	(1,109)
12 Months or More Fair Value	264,795	108,782
12 Months or More Unrealized Loss	(7,273)	(3,025)
Total Fair Value	450,824	283,965
Total Unrealized Loss	(8,208)	(4,134)
Commercial Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	147,754	132,818
Less than 12 Months Unrealized Loss	(369)	(1,713)
12 Months or More Fair Value	232,363	72,139
12 Months or More Unrealized Loss	(7,597)	(2,704)
Total Fair Value	380,117	204,957
Total Unrealized Loss	(7,966)	(4,417)
Collateralized Mortgage Backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	194,795	164,909
Less than 12 Months Unrealized Loss	(1,546)	(1,138)
12 Months or More Fair Value	240,514	101,436
12 Months or More Unrealized Loss	(5,245)	(2,325)
Total Fair Value	435,309	266,345
Total Unrealized Loss	(6,791)	(3,463)
Obligations of state and other political subdivisions
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	62,805	38,450
Less than 12 Months Unrealized Loss	(299)	(507)
12 Months or More Fair Value	86,644	21,639
12 Months or More Unrealized Loss	(2,489)	(435)
Total Fair Value	149,449	60,089
Total Unrealized Loss	(2,788)	(942)
Asset-backed Securities [Member]
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	336,437	44,941
Less than 12 Months Unrealized Loss	(2,312)	(200)
12 Months or More Fair Value	37,105	24,396
12 Months or More Unrealized Loss	(498)	(106)
Total Fair Value	373,542	69,337
Total Unrealized Loss	(2,810)	(306)
Other securities
Investments, Unrealized Loss Position [Line Items]
Less than 12 Months Fair Value	33,752	2,605
Less than 12 Months Unrealized Loss	(884)	(1)
12 Months or More Fair Value	4,570	7,124
12 Months or More Unrealized Loss	(220)	(286)
Total Fair Value	38,322	9,729
Total Unrealized Loss	$ (1,104)	$ (287)